Condensed Financial Information of the Parent Company (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2013
Parent Company [Member]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,500	369,936	61,109
Time deposits	—	121,085	20,002
Other receivables	—	194	32
Amounts due from related parties	976	—	—
Amounts due from intergroup companies	5,633	1,559	258

Total current assets	10,109	492,774	81,401

Non-current assets:
Investment in subsidiaries and VIEs	207,239	335,566	55,432
Property and equipment, net	620	527	87
Deferred initial public offering expenses	1,243	—	—

Total non-current assets	209,102	336,093	55,519

TOTAL ASSETS	219,211	828,867	136,920

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other liabilities	1,245	12,098	1,999
Dividends payable	194,526	—	—
Amount due to a related party	8,520	—	—
Amounts due to intergroup companies	—	7,349	1,214

Total current liabilities	204,291	19,447	3,213

Non-current liabilities:
Deferred tax liabilities	17,540	—	—

Total non-current liabilities	17,540	—	—

TOTAL LIABILITIES	221,831	19,447	3,213

Shareholders’ equity (deficit):
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized and 66,539,000 shares issued and outstanding as of December 31, 2013	—	20	3
Class B Ordinary shares, par value US$0.00005 per share; 931,878,540 and 300,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 228,768,220 and 262,197,451 shares issued and outstanding as of December 31, 2012 and 2013, respectively	84	94	16
Additional paid-in capital	255,781	967,233	159,776
Accumulated other comprehensive income	15,988	10,492	1,733
Accumulated deficit	(274,473)	(168,419)	(27,821)

Total shareholder’s equity (deficit)	(2,620)	809,420	133,707

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	219,211	828,867	136,920

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net Revenues	—	—	—	—
Operating expenses:
General and administrative	(659)	(608)	(952)	(157)
Write-off of initial public offering expenses	—	(2,230)	—	—

Total operating expenses	(659)	(2,838)	(952)	(157)
Other operating expenses	(8)	(4)	—	—

Operating loss	(667)	(2,842)	(952)	(157)
Interest income	—	—	246	41
Interest expense	—	—	(4,712)	(778)
Changes in fair value of derivative component of the convertible note	—	—	(26,809)	(4,429)
Equity in profits of subsidiaries and VIEs	16,608	14,618	120,741	19,945

Income before income tax	15,941	11,776	88,514	14,622
Income tax benefit (expense)	(2,384)	(7,533)	17,540	2,897

Net income	13,557	4,243	106,054	17,519

Other comprehensive income (loss)
Foreign currency translation gain (loss)	(224)	58	(5,496)	(908)

Comprehensive income	13,333	4,301	100,558	16,611

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	(1,880)	38	7,387	1,220
Net cash generated from (used in) investing activities	(689)	511	(116,035)	(19,168)
Net cash generated from (used in) financing activities	(1,596)	2,302	479,896	79,274
Effect of exchange rate changes on cash and cash equivalents	—	—	(4,812)	(795)

Net increase (decrease) in cash and cash equivalents	(4,165)	2,851	366,436	60,531
Cash and cash equivalents at beginning of the year	4,814	649	3,500	578

Cash and cash equivalents at end of the year	649	3,500	369,936	61,109